Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of income tax expense
	December 31, 2014	December 31, 2013

Income tax benefit computed at statutory rate	$18,253	$22,720

Change in valuation allowance	(18,253)	(22,720)

Provision for income taxes	$–	$–

Schedule of income tax rates
Deferred income tax assets	December 31, 2014	December 31, 2013

Net operating losses	$43,484	$25,231

Valuation allowance	(43,484)	(25,231)

Net deferred income tax asset	$–	$–